ASSET MANAGEMENT FUND Ultra Short Mortgage Fund - ASARX Short U.S. Government Fund - ASITX SUPPLEMENT DATED MAY 8, 2015 TO PROSPECTUS DATED MARCH 1, 2015
Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund

The fourth paragraph under “Principal Investment Strategies” for the Ultra Short Mortgage Fund on page 3 of the Prospectus is replaced in its entirety with the following paragraph:

The Fund may, but is not required to, use financial contracts, commonly referred to as derivatives, for risk management purposes as part of its investment strategies. These investments will be used for bona fide hedging purposes. The Fund may use derivatives only when their use is permitted by the regulations governing national banks, federal savings associations and federal credit unions.